Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Cost
Beginning Balance	$ 12,496
Impairment loss	3,488	$ 0	$ 0
Ending Balance	7,568	12,496
Net carrying amounts
Intangible assets	7,568	12,496
Cost
Cost
Beginning Balance	32,333	39,945
Disposal		(7,612)
Impairment loss	(3,488)
Ending Balance	28,845	32,333	39,945
Net carrying amounts
Intangible assets	28,845	32,333	39,945
Cost | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	14,804	14,804
Disposal		0
Impairment loss	0
Ending Balance	14,804	14,804	14,804
Net carrying amounts
Intangible assets	14,804	14,804	14,804
Cost | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	0	7,612
Disposal		(7,612)
Impairment loss	0
Ending Balance	0	0	7,612
Net carrying amounts
Intangible assets	0	0	7,612
Cost | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	14,041	14,041
Disposal		0
Impairment loss	0
Ending Balance	14,041	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041	14,041
Cost | Oncology Platform
Cost
Beginning Balance	3,488	3,488
Disposal		0
Impairment loss	(3,488)
Ending Balance	0	3,488	3,488
Net carrying amounts
Intangible assets	0	3,488	3,488
Accumulated amortization
Accumulated amortization
Beginning balance	19,837	24,936
Disposal		(7,612)
Amortization	1,440
Effect of changes in exchange rate		2,513
Ending Balance	21,277	19,837	24,936
Accumulated amortization | Commercialization rights- Trogarzo® North America
Accumulated amortization
Beginning balance	5,796	4,354
Disposal		0
Amortization	1,440
Effect of changes in exchange rate		1,442
Ending Balance	7,236	5,796	4,354
Accumulated amortization | Commercialization rights- Trogarzo® European Territory
Accumulated amortization
Beginning balance	0	7,612
Disposal		(7,612)
Amortization	0
Effect of changes in exchange rate		0
Ending Balance	0	0	7,612
Accumulated amortization | Commercialization rights – EGRIFTA SV®
Accumulated amortization
Beginning balance	14,041	12,970
Disposal		0
Amortization	0
Effect of changes in exchange rate		1,071
Ending Balance	14,041	14,041	12,970
Accumulated amortization | Oncology Platform
Accumulated amortization
Beginning balance	0	0
Disposal		0
Amortization	0
Effect of changes in exchange rate		0
Ending Balance	0	0	$ 0
Net carrying amount
Cost
Beginning Balance	12,496
Ending Balance	7,568	12,496
Net carrying amounts
Intangible assets	7,568	12,496
Net carrying amount | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	9,008
Ending Balance	7,568	9,008
Net carrying amounts
Intangible assets	7,568	9,008
Net carrying amount | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	0
Ending Balance	0	0
Net carrying amounts
Intangible assets	0	0
Net carrying amount | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	0
Ending Balance	0	0
Net carrying amounts
Intangible assets	0	0
Net carrying amount | Oncology Platform
Cost
Beginning Balance	3,488
Ending Balance	0	3,488
Net carrying amounts
Intangible assets	$ 0	$ 3,488